UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

BrandywineGLOBAL - Diversified US Large Cap Value Fund
Class A [LBWAX]	Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about BrandywineGLOBAL - Diversified US Large Cap Value Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$57	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$102,212,888
Total Number of Portfolio Holdings	222
Portfolio Turnover Rate	44%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 1	7014-STSR-0526

BrandywineGLOBAL - Diversified US Large Cap Value Fund
Class C [LBWCX]	Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about BrandywineGLOBAL - Diversified US Large Cap Value Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$93	1.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$102,212,888
Total Number of Portfolio Holdings	222
Portfolio Turnover Rate	44%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 1	7015-STSR-0526

BrandywineGLOBAL - Diversified US Large Cap Value Fund
Class R [LBDRX]	Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about BrandywineGLOBAL - Diversified US Large Cap Value Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$70	1.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$102,212,888
Total Number of Portfolio Holdings	222
Portfolio Turnover Rate	44%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 1	7128-STSR-0526

BrandywineGLOBAL - Diversified US Large Cap Value Fund
Class I [LBWIX]	Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about BrandywineGLOBAL - Diversified US Large Cap Value Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$41	0.80%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$102,212,888
Total Number of Portfolio Holdings	222
Portfolio Turnover Rate	44%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 1	7018-STSR-0526

BrandywineGLOBAL - Diversified US Large Cap Value Fund
Class IS [LBISX]	Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about BrandywineGLOBAL - Diversified US Large Cap Value Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$36	0.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$102,212,888
Total Number of Portfolio Holdings	222
Portfolio Turnover Rate	44%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - Diversified US Large Cap Value Fund	PAGE 1	7025-STSR-0526

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

BrandywineGLOBAL —
Diversified US Large Cap Value Fund
Financial Statements and Other Important Information
Semi-Annual  | March 31, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
March 31, 2026
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.0%
Communication Services — 8.2%
Diversified Telecommunication Services — 3.9%
AT&T Inc.	63,200	$1,832,168
Comcast Corp., Class A Shares	10,100	289,971
Verizon Communications Inc.	37,500	1,882,500
Total Diversified Telecommunication Services		4,004,639
Entertainment — 2.1%
Walt Disney Co.	21,900	2,110,722
Interactive Media & Services — 0.8%
Match Group Inc.	2,600	79,846
Meta Platforms Inc., Class A Shares	1,350	772,375
Total Interactive Media & Services		852,221
Media — 0.3%
Fox Corp., Class A Shares	2,800	163,520
News Corp., Class A Shares	4,600	114,678
Total Media		278,198
Wireless Telecommunication Services — 1.1%
T-Mobile US Inc.	5,500	1,155,165

Total Communication Services		8,400,945
Consumer Discretionary — 6.9%
Automobile Components — 0.1%
BorgWarner Inc.	2,200	119,372
Automobiles — 1.3%
Ford Motor Co.	49,400	570,076
General Motors Co.	10,100	752,450
Total Automobiles		1,322,526
Broadline Retail — 0.6%
Dillard’s Inc., Class A Shares	160	91,538
eBay Inc.	5,500	500,610
Total Broadline Retail		592,148
Distributors — 0.2%
Genuine Parts Co.	1,600	169,200
Diversified Consumer Services — 0.1%
Service Corp. International	1,700	140,267
Hotels, Restaurants & Leisure — 0.6%
Darden Restaurants Inc.	1,400	274,456
Expedia Group Inc.	1,400	323,246
Total Hotels, Restaurants & Leisure		597,702
Household Durables — 1.3%
DR Horton Inc.	3,600	493,992
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Durables — continued
Lennar Corp., Class A Shares	2,700	$234,468
NVR Inc.	16	105,437 *
PulteGroup Inc.	2,400	282,264
Toll Brothers Inc.	1,100	150,117
TopBuild Corp.	280	98,364 *
Total Household Durables		1,364,642
Leisure Products — 0.1%
Hasbro Inc.	1,100	102,960
Specialty Retail — 2.3%
AutoNation Inc.	700	136,682 *
Best Buy Co. Inc.	2,600	166,920
GameStop Corp., Class A Shares	2,200	50,688 *
Gap Inc.	4,600	111,320
Lowe’s Cos. Inc.	6,300	1,488,564
Penske Automotive Group Inc.	800	119,616
Williams-Sonoma Inc.	1,300	237,029
Total Specialty Retail		2,310,819
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.	700	70,063 *
Tapestry Inc.	2,100	296,331
Total Textiles, Apparel & Luxury Goods		366,394

Total Consumer Discretionary		7,086,030
Consumer Staples — 7.9%
Beverages — 1.9%
Coca-Cola Consolidated Inc.	900	172,566
Constellation Brands Inc., Class A Shares	800	120,000
Molson Coors Beverage Co., Class B Shares	900	38,754
PepsiCo Inc.	10,600	1,646,074
Total Beverages		1,977,394
Consumer Staples Distribution & Retail — 2.0%
BJ’s Wholesale Club Holdings Inc.	600	59,052 *
Dollar General Corp.	1,100	130,603
Dollar Tree Inc.	2,100	229,971 *
Kroger Co.	7,000	506,520
Sysco Corp.	5,800	413,714
Target Corp.	5,500	666,600
Total Consumer Staples Distribution & Retail		2,006,460
Food Products — 1.0%
Hormel Foods Corp.	900	20,385
Ingredion Inc.	600	67,596
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Semi-Annual Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Food Products — continued
JM Smucker Co.	500	$48,220
Mondelez International Inc., Class A Shares	11,800	680,152
Tyson Foods Inc., Class A Shares	3,100	198,617
Total Food Products		1,014,970
Household Products — 1.7%
Procter & Gamble Co.	11,600	1,675,504
Tobacco — 1.3%
Altria Group Inc.	20,700	1,365,993

Total Consumer Staples		8,040,321
Energy — 10.4%
Energy Equipment & Services — 0.4%
Halliburton Co.	10,300	401,597
Oil, Gas & Consumable Fuels — 10.0%
Antero Midstream Corp.	5,800	132,240
Antero Resources Corp.	3,400	144,296 *
APA Corp.	4,400	186,736
ConocoPhillips	3,500	462,000
Devon Energy Corp.	7,700	387,464
Diamondback Energy Inc.	3,600	712,044
EOG Resources Inc.	5,700	824,049
Exxon Mobil Corp.	29,900	5,072,834
HF Sinclair Corp.	2,200	137,258
Kinder Morgan Inc.	27,600	925,428
Marathon Petroleum Corp.	800	195,344
Phillips 66	5,000	910,900
Range Resources Corp.	3,000	135,540
Total Oil, Gas & Consumable Fuels		10,226,133

Total Energy		10,627,730
Financials — 29.4%
Banks — 13.4%
Bank of America Corp.	53,800	2,622,750
Citigroup Inc.	12,700	1,440,307
Citizens Financial Group Inc.	3,300	197,901
Cullen/Frost Bankers Inc.	400	54,832
East-West Bancorp Inc.	900	96,084
First Citizens BancShares Inc., Class A Shares	110	207,313
First Horizon Corp.	3,100	70,556
JPMorgan Chase & Co.	16,702	4,913,060
KeyCorp	6,600	132,330
M&T Bank Corp.	1,000	206,720
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
PNC Financial Services Group Inc.	3,000	$624,270
Popular Inc.	400	53,668
Regions Financial Corp.	6,600	172,392
Truist Financial Corp.	7,800	358,566
US Bancorp	9,600	499,296
Wells Fargo & Co.	25,300	2,014,133
Western Alliance Bancorp	500	35,425
Zions Bancorp NA	700	40,334
Total Banks		13,739,937
Capital Markets — 7.4%
Ameriprise Financial Inc.	870	386,628
Bank of New York Mellon Corp.	5,900	699,917
Carlyle Group Inc.	1,800	87,102
Charles Schwab Corp.	8,800	827,024
Goldman Sachs Group Inc.	2,560	2,165,735
Invesco Ltd.	2,300	55,867
Morgan Stanley	13,200	2,172,324
Northern Trust Corp.	1,700	237,269
Raymond James Financial Inc.	1,800	260,622
SEI Investments Co.	1,000	78,470
State Street Corp.	2,600	329,056
Stifel Financial Corp.	1,050	77,616
T. Rowe Price Group Inc.	1,500	135,210
Total Capital Markets		7,512,840
Consumer Finance — 1.3%
Ally Financial Inc.	1,800	70,614
American Express Co.	3,500	1,058,680
Synchrony Financial	3,500	238,070
Total Consumer Finance		1,367,364
Financial Services — 0.3%
Block Inc.	3,400	204,612 *
Corpay Inc.	300	87,297 *
Total Financial Services		291,909
Insurance — 7.0%
Aflac Inc.	4,800	526,608
Allstate Corp.	1,500	311,010
American Financial Group Inc.	500	63,855
American International Group Inc.	5,200	391,300
Aon PLC, Class A Shares	1,000	322,780
Arch Capital Group Ltd.	2,600	249,574 *
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Semi-Annual Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Assurant Inc.	400	$87,124
Axis Capital Holdings Ltd.	700	70,987
Chubb Ltd.	3,600	1,173,348
Cincinnati Financial Corp.	1,300	204,555
Everest Group Ltd.	410	134,008
Fidelity National Financial Inc.	1,900	88,122
Globe Life Inc.	500	69,585
Hartford Insurance Group Inc.	2,600	351,598
Loews Corp.	1,900	202,806
Markel Group Inc.	84	160,782 *
MetLife Inc.	6,100	431,392
Old Republic International Corp.	2,200	87,780
Primerica Inc.	200	50,096
Principal Financial Group Inc.	1,900	171,209
Prudential Financial Inc.	2,600	253,994
Reinsurance Group of America Inc.	500	102,080
RenaissanceRe Holdings Ltd.	400	118,892
Travelers Cos. Inc.	3,200	933,376
Unum Group	1,500	109,545
Willis Towers Watson PLC	780	226,746
WR Berkley Corp.	3,400	225,352
Total Insurance		7,118,504

Total Financials		30,030,554
Health Care — 15.3%
Biotechnology — 3.6%
Amgen Inc.	4,300	1,512,955
Exelixis Inc.	3,000	128,670 *
Gilead Sciences Inc.	9,400	1,310,078
Halozyme Therapeutics Inc.	1,200	77,556 *
Regeneron Pharmaceuticals Inc.	500	386,320
United Therapeutics Corp.	490	290,560 *
Total Biotechnology		3,706,139
Health Care Equipment & Supplies — 1.6%
Cooper Cos. Inc.	1,000	71,500 *
GE HealthCare Technologies Inc.	2,700	192,186
Medtronic PLC	13,300	1,152,445
Zimmer Biomet Holdings Inc.	2,100	189,882
Total Health Care Equipment & Supplies		1,606,013
Health Care Providers & Services — 3.7%
Cencora Inc.	2,000	628,280
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Providers & Services — continued
CVS Health Corp.	11,200	$804,384
DaVita Inc.	300	46,107 *
Encompass Health Corp.	300	29,019
HCA Healthcare Inc.	3,000	1,419,720
Henry Schein Inc.	1,200	88,440 *
Labcorp Holdings Inc.	900	240,129
Quest Diagnostics Inc.	1,200	235,176
Tenet Healthcare Corp.	900	169,839 *
Universal Health Services Inc., Class B Shares	700	125,279
Total Health Care Providers & Services		3,786,373
Life Sciences Tools & Services — 0.2%
Bio-Rad Laboratories Inc., Class A Shares	200	55,750 *
IQVIA Holdings Inc.	500	85,270 *
Revvity Inc.	500	43,805
Total Life Sciences Tools & Services		184,825
Pharmaceuticals — 6.2%
Jazz Pharmaceuticals PLC	500	94,525 *
Johnson & Johnson	16,500	4,033,260
Merck & Co. Inc.	12,400	1,491,596
Pfizer Inc.	19,700	553,176
Viatris Inc.	12,100	163,471
Total Pharmaceuticals		6,336,028

Total Health Care		15,619,378
Industrials — 7.6%
Aerospace & Defense — 1.0%
General Dynamics Corp.	2,400	823,728
Textron Inc.	2,100	183,876
Total Aerospace & Defense		1,007,604
Air Freight & Logistics — 1.9%
FedEx Corp.	3,000	1,068,540
United Parcel Service Inc., Class B Shares	9,100	895,258
Total Air Freight & Logistics		1,963,798
Building Products — 0.5%
Allegion PLC	1,000	145,290
AO Smith Corp.	1,300	85,722
Carlisle Cos. Inc.	400	133,448
Masco Corp.	2,400	144,888
Total Building Products		509,348
Construction & Engineering — 0.1%
AECOM	1,500	127,230
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Semi-Annual Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — 0.3%
Acuity Inc.	340	$95,275
Regal Rexnord Corp.	800	149,808
Total Electrical Equipment		245,083
Ground Transportation — 0.1%
Ryder System Inc.	200	40,942
Industrial Conglomerates — 0.9%
3M Co.	6,500	943,995
Machinery — 0.9%
AGCO Corp.	900	104,283
Allison Transmission Holdings Inc.	300	35,118
CNH Industrial NV	3,500	38,500
Dover Corp.	900	187,605
Mueller Industries Inc.	1,100	121,880
Oshkosh Corp.	700	103,047
Snap-on Inc.	600	217,932
Toro Co.	1,200	112,128
Total Machinery		920,493
Passenger Airlines — 0.9%
Delta Air Lines Inc.	5,400	358,992
Southwest Airlines Co.	5,600	210,392
United Airlines Holdings Inc.	4,000	368,280 *
Total Passenger Airlines		937,664
Professional Services — 0.3%
CACI International Inc., Class A Shares	200	108,774 *
Leidos Holdings Inc.	1,500	233,280
Total Professional Services		342,054
Trading Companies & Distributors — 0.7%
Core & Main Inc., Class A Shares	2,000	98,800 *
United Rentals Inc.	650	473,564
WESCO International Inc.	500	136,810
Total Trading Companies & Distributors		709,174

Total Industrials		7,747,385
Information Technology — 4.4%
Communications Equipment — 0.1%
F5 Inc.	200	57,866 *
Electronic Equipment, Instruments & Components — 0.2%
TD SYNNEX Corp.	1,000	168,710
IT Services — 0.1%
Twilio Inc., Class A Shares	900	113,238 *
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — 3.1%
First Solar Inc.	1,100	$216,986 *
Micron Technology Inc.	3,800	1,283,792
QUALCOMM Inc.	13,100	1,687,018
Skyworks Solutions Inc.	300	16,065
Total Semiconductors & Semiconductor Equipment		3,203,861
Technology Hardware, Storage & Peripherals — 0.9%
Dell Technologies Inc., Class C Shares	4,100	672,933
NetApp Inc.	2,300	235,497
Total Technology Hardware, Storage & Peripherals		908,430

Total Information Technology		4,452,105
Materials — 4.7%
Chemicals — 1.4%
Albemarle Corp.	1,200	215,436
CF Industries Holdings Inc.	1,600	207,744
Corteva Inc.	7,200	602,712
PPG Industries Inc.	2,700	288,576
RPM International Inc.	1,500	149,100
Total Chemicals		1,463,568
Construction Materials — 0.3%
CRH PLC	3,400	357,408
Containers & Packaging — 0.7%
Avery Dennison Corp.	900	155,412
Ball Corp.	3,400	200,974
Crown Holdings Inc.	1,400	140,350
Packaging Corp. of America	900	190,998
Total Containers & Packaging		687,734
Metals & Mining — 2.3%
Alcoa Corp.	2,800	185,724
Newmont Corp.	11,000	1,190,750
Nucor Corp.	2,800	473,480
Reliance Inc.	500	151,960
Steel Dynamics Inc.	1,800	324,000
Total Metals & Mining		2,325,914

Total Materials		4,834,624
Real Estate — 0.1%
Real Estate Management & Development — 0.1%
Jones Lang LaSalle Inc.	400	121,728 *
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Semi-Annual Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Utilities — 3.1%
Electric Utilities — 2.0%
	Alliant Energy Corp.	3,200	$229,632
	Duke Energy Corp.	6,500	851,110
	Evergy Inc.	2,800	229,376
	FirstEnergy Corp.	7,000	354,620
	Southern Co.	4,200	405,384
Total Electric Utilities			2,070,122
Gas Utilities — 0.1%
	UGI Corp.	2,600	94,692
Independent Power and Renewable Electricity Producers — 0.1%
	AES Corp.	8,800	123,992
Multi-Utilities — 0.9%
	DTE Energy Co.	2,100	307,062
	Public Service Enterprise Group Inc.	6,100	493,795
	WEC Energy Group Inc.	1,100	127,347
Total Multi-Utilities			928,204

Total Utilities			3,217,010
Total Common Stocks (Cost — $71,750,766)			100,177,810
Investments in Underlying Funds — 1.5%
iShares Trust — iShares Russell 1000 Value ETF (Cost — $1,508,262)		7,400	1,581,158
Total Investments before Short-Term Investments (Cost — $73,259,028)			101,758,968
	Rate
Short-Term Investments — 0.5%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $486,475)	3.578%	486,475	486,475 (a)(b)
Total Investments — 100.0% (Cost — $73,745,503)			102,245,443
Liabilities in Excess of Other Assets — (0.0)%††			(32,555)
Total Net Assets — 100.0%			$102,212,888

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated
Companies was $486,475 and the cost was $486,475 (Note 8).

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
March 31, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $73,259,028)	$101,758,968
Investments in affiliated securities, at value (Cost — $486,475)	486,475
Receivable for securities sold	84,541
Dividends receivable from unaffiliated investments	83,809
Receivable for Fund shares sold	62,450
Dividends receivable from affiliated investments	1,943
Prepaid expenses	33,676
Total Assets	102,511,862
Liabilities:
Payable for Fund shares repurchased	66,127
Due to custodian	54,088
Fund accounting fees payable	40,008
Investment management fee payable	39,929
Service and/or distribution fees payable	19,988
Audit and tax fees payable	19,462
Legal fees payable	18,144
Transfer agent fees payable	17,461
Payable for securities purchased	8,126
Accrued expenses	15,641
Total Liabilities	298,974
Total Net Assets	$102,212,888
Net Assets:
Par value (Note 7)	$48
Paid-in capital in excess of par value	69,537,246
Total distributable earnings (loss)	32,675,594
Total Net Assets	$102,212,888
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Semi-Annual Report

Net Assets:
Class A	$81,744,714
Class C	$2,491,406
Class R	$894,871
Class I	$3,098,602
Class IS	$13,983,295
Shares Outstanding:
Class A	3,811,451
Class C	117,827
Class R	41,921
Class I	143,870
Class IS	653,489
Net Asset Value:
Class A (and redemption price)	$21.45
Class C*	$21.14
Class R (and redemption price)	$21.35
Class I (and redemption price)	$21.54
Class IS (and redemption price)	$21.40
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$22.70

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended March 31, 2026

Investment Income:
Dividends from unaffiliated investments	$1,213,010
Dividends from affiliated investments	10,789
Less: Foreign taxes withheld	(38)
Total Investment Income	1,223,761
Expenses:
Investment management fee (Note 2)	317,965
Service and/or distribution fees (Notes 2 and 5)	112,021
Transfer agent fees (Notes 2 and 5)	53,997
Registration fees	40,305
Fund accounting fees	35,075
Audit and tax fees	18,688
Shareholder reports	17,500
Legal fees	15,501
Fees recaptured by investment manager (Note 2)	8,845
Trustees’ fees	2,783
Custody fees	501
Commitment fees (Note 9)	356
Insurance	90
Miscellaneous expenses	5,129
Total Expenses	628,756
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(112,706)
Net Expenses	516,050
Net Investment Income	707,711
Realized and Unrealized Gain on Investments (Notes 1, 3 and 10):
Net Realized Gain From Unaffiliated Investment Transactions	4,926,518
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	722,749
Net Gain on Investments	5,649,267
Increase in Net Assets From Operations	$6,356,978
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2026 (unaudited) and the Year Ended September 30, 2025	2026	2025
Operations:
Net investment income	$707,711	$2,280,555
Net realized gain	4,926,518	57,277,182
Change in net unrealized appreciation (depreciation)	722,749	(43,648,466)
Increase in Net Assets From Operations	6,356,978	15,909,271
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(10,822,010)	(20,888,714)
Decrease in Net Assets From Distributions to Shareholders	(10,822,010)	(20,888,714)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	13,348,550	26,209,510
Reinvestment of distributions	10,817,072	20,884,892
Cost of shares repurchased	(15,497,693)	(68,573,931)
Shares redeemed in-kind (Note 10)	—	(123,943,591)
Increase (Decrease) in Net Assets From Fund Share Transactions	8,667,929	(145,423,120)
Increase (Decrease) in Net Assets	4,202,897	(150,402,563)
Net Assets:
Beginning of period	98,009,991	248,412,554
End of period	$102,212,888	$98,009,991
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.55	$22.26	$17.65	$17.35	$21.65	$16.66
Income (loss) from operations:
Net investment income	0.15	0.29	0.31	0.31	0.29	0.25
Net realized and unrealized gain (loss)	1.33	2.19	4.61	2.41	(2.08)	6.00
Total income (loss) from operations	1.48	2.48	4.92	2.72	(1.79)	6.25
Less distributions from:
Net investment income	(0.33)	(0.33)	(0.29)	(0.31)	(0.16)	(0.37)
Net realized gains	(2.25)	(1.86)	(0.02)	(2.11)	(2.35)	(0.89)
Total distributions	(2.58)	(2.19)	(0.31)	(2.42)	(2.51)	(1.26)
Net asset value, end of period	$21.45	$22.55	$22.26	$17.65	$17.35	$21.65
Total return[3]	6.82%	12.05%[4]	28.20%	15.31%	(9.62)%	38.09%
Net assets, end of period (000s)	$81,745	$75,569	$67,801	$57,178	$43,784	$44,626
Ratios to average net assets:
Gross expenses	1.33%[5,6]	1.24%[5]	1.16%[5]	1.21%	1.18%	1.18%
Net expenses[7,8,9]	1.10 [5,6]	1.10 [5]	1.10 [5]	1.10	1.10	1.09
Net investment income	1.40 [6]	1.36	1.56	1.72	1.45	1.16
Portfolio turnover rate	44%	57%[10]	75%	58%	62%[10]	75%[10]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2026 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 11.80% for the year ended September 30, 2025.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]
As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement is expected to continue until December 31, 2027, but may be terminated at any time by the manager.

[9]	Reflects fee waivers and/or expense reimbursements.
[10]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.20	$21.94	$17.33	$17.18	$21.48	$16.61
Income (loss) from operations:
Net investment income	0.07	0.12	0.16	0.18	0.15	0.10
Net realized and unrealized gain (loss)	1.30	2.16	4.55	2.39	(2.07)	5.96
Total income (loss) from operations	1.37	2.28	4.71	2.57	(1.92)	6.06
Less distributions from:
Net investment income	(0.18)	(0.16)	(0.08)	(0.31)	(0.03)	(0.30)
Net realized gains	(2.25)	(1.86)	(0.02)	(2.11)	(2.35)	(0.89)
Total distributions	(2.43)	(2.02)	(0.10)	(2.42)	(2.38)	(1.19)
Net asset value, end of period	$21.14	$22.20	$21.94	$17.33	$17.18	$21.48
Total return[3]	6.40%	11.23%[4]	27.21%	14.44%	(10.22)%	37.16%
Net assets, end of period (000s)	$2,491	$2,033	$1,297	$1,780	$411	$127
Ratios to average net assets:
Gross expenses	2.04%[5]	1.99%	1.91%	1.94%[6]	1.98%	2.21%
Net expenses[7,8,9]	1.81 [5]	1.85	1.84	1.85 [6]	1.85	1.85
Net investment income	0.69 [5]	0.59	0.83	1.01	0.76	0.50
Portfolio turnover rate	44%	57%[10]	75%	58%	62%[10]	75%[10]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2026 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 11.03% for the year ended September 30, 2025.
[5]	Annualized.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]
As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.85%. This expense limitation arrangement is expected to continue until December 31, 2027, but may be terminated at any time by the manager.

[9]	Reflects fee waivers and/or expense reimbursements.
[10]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class R Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.49	$22.22	$17.62	$17.33	$21.53	$16.58
Income (loss) from operations:
Net investment income	0.13	0.23	0.26	0.26	0.24	0.20
Net realized and unrealized gain (loss)	1.32	2.18	4.61	2.41	(2.09)	5.97
Total income (loss) from operations	1.45	2.41	4.87	2.67	(1.85)	6.17
Less distributions from:
Net investment income	(0.34)	(0.28)	(0.25)	(0.27)	(0.00)[3]	(0.33)
Net realized gains	(2.25)	(1.86)	(0.02)	(2.11)	(2.35)	(0.89)
Total distributions	(2.59)	(2.14)	(0.27)	(2.38)	(2.35)	(1.22)
Net asset value, end of period	$21.35	$22.49	$22.22	$17.62	$17.33	$21.53
Total return[4]	6.70%	11.73%[5]	27.93%	14.98%	(9.83)%	37.74%
Net assets, end of period (000s)	$895	$769	$281	$209	$146	$198
Ratios to average net assets:
Gross expenses	1.60%[6]	1.54%	1.52%	1.57%	1.59%	1.62%
Net expenses[7,8,9]	1.35 [6]	1.35	1.35	1.35	1.35	1.35
Net investment income	1.16 [6]	1.09	1.30	1.46	1.19	0.97
Portfolio turnover rate	44%	57%[10]	75%	58%	62%[10]	75%[10]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 11.63% for the year ended September 30, 2025.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]
As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.35%. This expense limitation arrangement is expected to continue until December 31, 2027, but may be terminated at any time by the manager.

[9]	Reflects fee waivers and/or expense reimbursements.
[10]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.62	$22.31	$17.69	$17.37	$21.66	$16.70
Income (loss) from operations:
Net investment income	0.19	0.35	0.37	0.36	0.35	0.32
Net realized and unrealized gain (loss)	1.33	2.20	4.61	2.43	(2.09)	6.00
Total income (loss) from operations	1.52	2.55	4.98	2.79	(1.74)	6.32
Less distributions from:
Net investment income	(0.35)	(0.38)	(0.34)	(0.36)	(0.20)	(0.47)
Net realized gains	(2.25)	(1.86)	(0.02)	(2.11)	(2.35)	(0.89)
Total distributions	(2.60)	(2.24)	(0.36)	(2.47)	(2.55)	(1.36)
Net asset value, end of period	$21.54	$22.62	$22.31	$17.69	$17.37	$21.66
Total return[3]	6.99%	12.38%[4]	28.56%	15.65%	(9.34)%	38.51%
Net assets, end of period (000s)	$3,099	$7,165	$7,118	$28,570	$20,648	$9,048
Ratios to average net assets:
Gross expenses	1.03%[5,6]	0.94%[5]	0.88%	0.89%[5]	0.88%	0.84%
Net expenses[7,8]	0.80 [5,6]	0.80 [5]	0.80	0.80 [5]	0.80	0.80
Net investment income	1.69 [6]	1.67	1.91	1.99	1.77	1.54
Portfolio turnover rate	44%	57%[9]	75%	58%	62%[9]	75%[9]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 12.13% for the year ended September 30, 2025.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.61	$22.33	$17.70	$17.39	$21.66	$16.71
Income (loss) from operations:
Net investment income	0.20	0.40	0.39	0.38	0.36	0.33
Net realized and unrealized gain (loss)	1.33	2.15	4.62	2.42	(2.07)	6.01
Total income (loss) from operations	1.53	2.55	5.01	2.80	(1.71)	6.34
Less distributions from:
Net investment income	(0.49)	(0.41)	(0.36)	(0.38)	(0.21)	(0.50)
Net realized gains	(2.25)	(1.86)	(0.02)	(2.11)	(2.35)	(0.89)
Total distributions	(2.74)	(2.27)	(0.38)	(2.49)	(2.56)	(1.39)
Net asset value, end of period	$21.40	$22.61	$22.33	$17.70	$17.39	$21.66
Total return[3]	7.04%	12.42%[4]	28.74%	15.77%	(9.25)%	38.64%
Net assets, end of period (000s)	$13,983	$12,475	$171,915	$116,667	$93,704	$257,706
Ratios to average net assets:
Gross expenses	0.93%[5]	0.84%	0.76%	0.79%	0.75%	0.72%
Net expenses[6,7]	0.70 [5]	0.70	0.70	0.70	0.70	0.70
Net investment income	1.81 [5]	1.85	1.95	2.12	1.73	1.62
Portfolio turnover rate	44%	57%[8]	75%	58%	62%[8]	75%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 10.43% for the year ended September 30, 2025.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Diversified US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$100,177,810	—	—	$100,177,810
Investments in Underlying Funds	1,581,158	—	—	1,581,158
Total Long-Term Investments	101,758,968	—	—	101,758,968
Short-Term Investments†	486,475	—	—	486,475
Total Investments	$102,245,443	—	—	$102,245,443

†	See Schedule of Investments for additional detailed categorizations.
(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(c) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(d) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(e) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.
(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Semi-Annual Report

subadviser. FTFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.650%
Next $1 billion	0.625
Next $3 billion	0.600
Next $5 billion	0.575
Over $10 billion	0.550
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Brandywine Global a fee monthly, at an annual rate equal to 90% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R, Class I and Class IS shares did not exceed 1.15%, 1.90%, 1.40%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
As a result of voluntary expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C and Class R shares did not exceed 1.10%, 1.85% and 1.35%, respectively. These arrangements are expected to continue until December 31, 2027, but may be terminated at any time by FTFA.
During the six months ended March 31, 2026, fees waived and/or expenses reimbursed amounted to $112,706, which included an affiliated money market fund waiver of $338.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at March 31, 2026, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class R	Class I	Class IS
Expires September 30, 2026	$51,604	$1,699	$417	$22,298	$95,939
Expires September 30, 2027	38,521	866	416	15,409	96,536
Expires September 30, 2028	98,065	2,313	616	10,592	90,530
Expires September 30, 2029	90,489	2,561	1,113	3,957	14,248
Total fee waivers/expense reimbursements subject to recapture	$278,679	$7,439	$2,562	$52,256	$297,253
For the six months ended March 31, 2026, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

	Class A	Class I
FTFA recaptured	$8,806	$39
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended March 31, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $6,035 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000  in the aggregate. These purchases do not incur an initial sales charge.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Semi-Annual Report

For the six months ended March 31, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$14,870	—
CDSCs	52	$463
Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by FTFA or an affiliate of FTFA in which his or her deferred trustee’s fees were deemed to be invested. Until distributed in accordance with the Plan, deferred amounts remain in the Fund. In May 2015, the Board approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$42,968,630
Sales	44,406,991
At March 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$73,829,759	$30,113,357	$(1,697,673)	$28,415,684
4. Derivative instruments and hedging activities
During the six months ended March 31, 2026, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
For the six months ended March 31, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$98,650	$50,246
Class C	11,169	1,263
Class R	2,202	769
Class I	—	1,631
Class IS	—	88
Total	$112,021	$53,997
For the six months ended March 31, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$90,762
Class C	2,569
Class R	1,115
Class I	3,969
Class IS	14,291
Total	$112,706
6. Distributions to shareholders by class

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
Net Investment Income:
Class A	$1,108,358	$999,940
Class C	16,598	9,303
Class R	13,589	3,625
Class I	46,279	152,356
Class IS	268,615	2,395,481
Total	$1,453,439	$3,560,705
Net Realized Gains:
Class A	$7,546,468	$5,676,587
Class C	202,450	109,929
Class R	89,013	23,965
Class I	296,681	748,896
Class IS	1,233,959	10,768,632
Total	$9,368,571	$17,328,009
7. Shares of beneficial interest
At March 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Semi-Annual Report

rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	369,021	$8,063,846	576,985	$12,196,808
Shares issued on reinvestment	411,899	8,649,888	323,290	6,672,705
Shares repurchased	(320,765)	(7,007,576)	(594,696)	(12,529,041)
Net increase	460,155	$9,706,158	305,579	$6,340,472
Class C
Shares sold	37,518	$808,436	44,134	$904,741
Shares issued on reinvestment	10,557	219,048	5,833	119,232
Shares repurchased	(21,807)	(474,472)	(17,556)	(363,826)
Net increase	26,268	$553,012	32,411	$660,147
Class R
Shares sold	7,964	$177,232	29,857	$629,949
Shares issued on reinvestment	4,905	102,602	1,337	27,590
Shares repurchased	(5,159)	(113,265)	(9,637)	(198,417)
Net increase	7,710	$166,569	21,557	$459,122
Class I
Shares sold	7,653	$167,664	209,366	$4,854,817
Shares issued on reinvestment	16,277	342,960	43,623	901,252
Shares repurchased	(196,773)	(4,397,831)	(255,281)	(5,455,976)
Net increase (decrease)	(172,843)	$(3,887,207)	(2,292)	$300,093
Class IS
Shares sold	194,350	$4,131,372	363,840	$7,623,195
Shares issued on reinvestment	71,790	1,502,574	637,796	13,164,113
Shares repurchased	(164,318)	(3,504,549)	(2,236,720)	(50,026,671)
Shares redeemed in-kind	—	—	(5,913,339)	(123,943,591)
Net increase (decrease)	101,822	$2,129,397	(7,148,423)	$(153,182,954)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
all or some portion of the six months ended March 31, 2026. The following transactions were effected in such company for the six months ended March 31, 2026.

	Affiliate Value at September 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$634,745	$9,770,509	9,770,509	$9,918,779	9,918,779

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$10,789	—	$486,475
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended March 31, 2026.
10. Redemptions in-kind
The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the six months ended March 31, 2026, the Fund had no redemptions in-kind. For the year ended September 30, 2025, the Fund had redemptions in-kind with total proceeds in the amount of $123,943,591. The net realized gain on these redemptions in-kind amounted to $39,711,299, which was not realized for tax purposes.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Semi-Annual Report

11. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

BrandywineGLOBAL — Diversified US Large Cap Value Fund

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BrandywineGLOBAL —
Diversified US Large Cap Value Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Brandywine Global Investment Management, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
BrandywineGLOBAL — Diversified US Large Cap Value Fund
The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.
BrandywineGLOBAL — Diversified US Large Cap Value Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Diversified US Large Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90756-SFSOI 5/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 26, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 26, 2026